10. Related Party Transactions	3 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Note 10. Related Party Transactions

The Company has a liability of $19,116 (December 31, 2013 - $nil), to a company owned by a current director and officer of the Company for payment of services rendered and expenses incurred by the current director and officer of the Company.

The Company has a liability of $9,619 (December 31, 2013 - $3,320) to a current director and officer of the Company for expenses incurred by a current director and officer of the Company.

The Company has a liability of $6,238 (December 31, 2013 - $nil), to a company owned by a current director and officer of the Company for payment of services rendered and expenses incurred by the current director and officer of the Company.

The Company has a liability of $7,502 (December 31, 2013 - $5,002), to the independent directors of the Company for payment of services rendered. The Company incurred independent directors fees of $2,500 for the quarter ended March 31, 2014 (Quarter ended March 31, 2013 - $2,500).

The Company has a liability of $8,858 (December 31, 2013 - $2,953), to an officer of the Company for payment of services rendered and expenses incurred of $24,233 during the quarter ended March 31, 2014 (Quarter ended March 31, 2013 - $20,523), by the officer of the Company.

The Company has a liability to Bingo, Inc. for rental of the UK office of $nil (December 31, 2013 - $nil) for rental for the quarter ended March 31, 2014 of $nil (Quarter ended March 31, 2013 - $23,302).

The related party transactions are in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related party.